Earnings per Share (Details) - shares shares in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Earnings per Share [Abstract]
Basic weighted average number of shares outstanding (in shares)	54,998	54,423	53,863
Plus dilutive effect of [Abstract]
Restricted shares units (in shares)	0	979	675
Deferred share units (in shares)	0	153	131
Diluted weighted average number of shares outstanding (in shares)	54,998	55,555	54,669
Stock awards excluded from the calculation of the diluted weighted average number of shares outstanding because their exercise price was greater than the average market price of the common shares (in shares)	1,799	0	75